American Funds Strategic Bond FundSM Prospectus Supplement August 18, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

1. The fourth paragraph of the “Principal investment strategies” section of the prospectus is amended in its entirety to read as follows:

The fund will invest no more than 35% of its assets in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar and up to 35% of its assets in securities of emerging market issuers.

2. The seventh paragraph of the “Investment objective, strategies and risks” section of the prospectus is amended in its entirety to read as follows:

The fund will invest no more than 35% of its assets in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar and up to 35% of its assets in securities of emerging market issuers.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-248-0817O CGD/AFD/10039-S63196

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

American Funds Strategic Bond FundSM Statement of Additional Information Supplement August 18, 2017 (for statement of additional information dated April 7, 2017, as supplemented to date)

1. The second bullet point in the section entitled “Debt instruments” in the “Certain investment limitations and guidelines” section of the statement of additional information is amended in its entirety to read as follows:

•	The fund will invest no more than 35% of its assets in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

2. The first and second bullet points in the section entitled “Investing outside the U.S.” in the “Certain investment limitations and guidelines” section of the statement of additional information are amended in their entirety to read as follows:

•	The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar.
•	The fund may invest up to 35% of its assets in securities of emerging market issuers.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-249-0817O CGD/10149-S63197